STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
STOCK BASED COMPENSATION
Summary of fair value of restricted stock units determined using the Black-Scholes option-pricing model with the weighted-average assumptions

	2021
Expected volatility	75.00%
Risk-free interest rate	0.72
Probability weighted time to exit	5	years
Expected dividend yield	0

Employees
STOCK BASED COMPENSATION
Summary of activity related to restricted common stock

		Weighted
		average
		grant-date
	Number of	fair value
	shares	per share
Beginning balance, January 1, 2020	—	—
Granted	380,500	1.26
Vested	(132,251)	1.37
Canceled and forfeited	(22,000)	0.93
Ending balance, December 31, 2020	226,249	1.22
Beginning balance, January 1, 2021	226,249	1.22
Granted	136,000	1.42
Vested	(113,477)	1.33
Canceled and forfeited	(96,625)	1.23
Ending balance, December 31, 2021	152,147	1.31
Beginning balance, January 1, 2022	152,147	1.31
Granted	204,625	3.82
Vested	(138,303)	2.02
Canceled and forfeited	(10,250)	1.26
Ending balance, December 31, 2022	208,219	3.30

Summary of total stock-based compensation expense

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	8,978	19,419	16,150
General and administrative expenses	190,295	48,942	161,881
Selling and marketing expenses	15,954	2,707	3,159
Total	215,227	71,068	181,190

Summary of fair value of stock options determined using the Black-Scholes option-pricing model with the weighted-average assumptions

	2022 – July		2021 – January		2021 – July		2021 – October		2020 – August
Expected volatility	75.00%		65.00%		75.00%		75.00%		75.00%
Risk-free interest rate	0.72%		0.18%		0.72%		0.93%		0.22%
Probability weighted time to exit	3	years	3	years	5	years	5	years	4	years
Expected dividend yield	0		0		0		0		0

Third-party consultant
STOCK BASED COMPENSATION
Summary of activity related to restricted common stock

		Weighted
		average
		grant-date
	Number of	fair value
	shares	per share
Beginning balance, January 1, 2021	—	—
Granted(*)	60,232	1.96
Vested	(6,518)	1.96
Ending balance, December 31, 2021	53,714	1.96
Beginning balance, January 1, 2022	53,714	1.96
Granted	10,000	3.82
Vested	(10,680)	2.51
Ending balance, December 31, 2022	53,034	2.20
(*)

30,116 of these shares will vest on the occurrence of a public offering that is in compliance with the minimum stock price and gross proceeds defined in the service agreement with the consultant. The other 30,116 will vest over a four year period.

Summary of total stock-based compensation expense

	December 31,	December 31,	December 31,
	2022	2021	2020
General and administrative expenses	26,893	12,776	—
Total	26,893	12,776	—

Summary of fair value of stock options determined using the Black-Scholes option-pricing model with the weighted-average assumptions

	2022		2021
Expected volatility	75.00%		75.00%
Risk-free interest rate	0.72		0.93
Probability weighted time to exit	3	years	5	years
Expected dividend yield	0		0